Financial instruments - Fair Value Measurements Recognized in the Consolidated Statement of Financial Position - Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Assets	$ 11,918,451	$ 10,115,278	$ 7,115,347
Financial assets at FVTPL | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	165,041	78,605	306,401
Financial assets at FVTPL | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	2,531	4,713	3,300
Financial assets at FVTPL | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	142,376	24,931	257,755
Financial assets at FVTPL | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	20,134	48,961	45,346
Financial assets at FVTPL | Financial products | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	117,928	24,931	257,583
Financial assets at FVTPL | Financial products | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	117,928	24,931	257,583
Financial assets at FVTPL | Foreign currency forward | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	2,111		172
Financial assets at FVTPL | Foreign currency forward | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	2,111		172
Financial assets at FVTPL | Available-for-sale investment, level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	2,531	4,713	3,300
Financial assets at FVTPL | Available-for-sale investment, level 1 | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	2,531	4,713	3,300
Financial assets at FVTPL | Available-for-sale investment, level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	20,134	16,067	15,173
Financial assets at FVTPL | Available-for-sale investment, level 3 | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	20,134	16,067	15,173
Financial assets at FVTPL | Cross currency swap | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	22,337
Financial assets at FVTPL | Cross currency swap | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	$ 22,337
Financial assets at FVTPL | Put option | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets		32,894	30,173
Financial assets at FVTPL | Put option | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets		$ 32,894	$ 30,173